Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2019 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Fixed Income Securities (92.1%)
Angola (0.5%)
Sovereign (0.5%)
Angolan Government International Bond,
9.38%, 5/8/48 (a)	$1,010	$1,067

Argentina (1.2%)
Corporate Bonds (1.2%)
Province of Santa Fe,
6.90%, 11/1/27 (a)	1,180	726
Provincia de Cordoba,
7.45%, 9/1/24 (a)	750	435
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)	2,230	1,126
Provincia de Rio Negro,
7.75%, 12/7/25 (a)	580	223
		2,510
Azerbaijan (1.0%)
Sovereign (1.0%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32	2,158	2,098

Bahrain (0.8%)
Sovereign (0.8%)
Bahrain Government International Bond,
7.50%, 9/20/47	1,570	1,790

Belarus (0.3%)
Sovereign (0.3%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)	650	686

Brazil (4.4%)
Corporate Bonds (2.1%)
Embraer Netherlands Finance BV,
5.05%, 6/15/25	490	538
5.40%, 2/1/27	470	533
Minerva Luxembourg SA,
5.88%, 1/19/28 (a)	1,360	1,367
Petrobras Global Finance BV,
5.09%, 1/15/30 (a)	846	884
Rumo Luxembourg Sarl,
7.38%, 2/9/24	1,042	1,124
		4,446
Sovereign (2.3%)
Brazilian Government International Bond,
5.00%, 1/27/45	2,988	3,105
6.00%, 4/7/26	1,610	1,861
		4,966
		9,412

Chile (1.6%)
Corporate Bonds (1.1%)
Colbun SA,
4.50%, 7/10/24 (a)(b)	1,372	1,465
Geopark Ltd.,
6.50%, 9/21/24 (a)	850	878
		2,343
Sovereign (0.5%)
Empresa Nacional del Petroleo,
4.75%, 12/6/21	1,102	1,153
		3,496
China (5.5%)
Corporate Bond (0.5%)
Fufeng Group Ltd.,
5.88%, 8/28/21	1,050	1,092

Sovereign (5.0%)
Sinopec Group Overseas Development 2012 Ltd.,
4.88%, 5/17/42	1,810	2,270
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	5,340	5,727
Three Gorges Finance I Cayman Islands Ltd.,
2.30%, 6/2/21 (a)	2,000	1,997
3.70%, 6/10/25 (a)	780	827
		10,821
		11,913
Colombia (2.6%)
Corporate Bonds (0.5%)
Millicom International Cellular SA,
6.63%, 10/15/26 (a)	420	458
Termocandelaria Power Ltd.,
7.88%, 1/30/29 (a)	660	729
		1,187
Sovereign (2.1%)
Colombia Government International Bond,
4.38%, 7/12/21	1,460	1,514
5.00%, 6/15/45	1,930	2,265
11.75%, 2/25/20	815	844
		4,623
		5,810
Costa Rica (0.5%)
Sovereign (0.5%)
Costa Rica Government International Bond,
7.16%, 3/12/45	1,080	1,084

Dominican Republic (1.8%)
Sovereign (1.8%)
Dominican Republic International Bond,
6.00%, 7/19/28 (a)(b)	560	612
6.85%, 1/27/45 (a)	432	483

6.88%, 1/29/26 (a)	845		956
7.45%, 4/30/44 (a)	666		792
9.75%, 6/5/26 (a)	DOP	48,050	949
			3,792
Ecuador (1.5%)
Sovereign (1.5%)
Ecuador Government International Bond,
8.88%, 10/23/27	$1,510		1,510
9.65%, 12/13/26	1,200		1,261
10.75%, 1/31/29 (a)	500		542
			3,313
Egypt (2.8%)
Sovereign (2.8%)
Egypt Government Bond,
15.90%, 7/2/24	EGP	18,000	1,170
Egypt Government International Bond,
4.75%, 4/16/26	EUR	480	538
6.13%, 1/31/22 (a)	$390		403
6.38%, 4/11/31 (a)	EUR	1,610	1,830
6.59%, 2/21/28	$600		607
7.50%, 1/31/27 (a)	840		905
7.90%, 2/21/48 (a)	490		495
			5,948
El Salvador (0.9%)
Sovereign (0.9%)
El Salvador Government International Bond,
6.38%, 1/18/27	685		713
8.63%, 2/28/29 (a)	760		887
Republic Of El Salvador,
7.12%, 1/20/50 (a)	410		419
			2,019
Gabon (0.3%)
Sovereign (0.3%)
Republic of Gabon,
6.95%, 6/16/25 (a)	540		539

Georgia (0.3%)
Corporate Bond (0.3%)
TBC Bank JSC,
5.75%, 6/19/24 (a)	545		550

Ghana (0.9%)
Sovereign (0.9%)
Ghana Government International Bond,
8.63%, 6/16/49 (a)	1,480		1,480
8.95%, 3/26/51 (a)	440		442
			1,922
Guatemala (0.6%)
Sovereign (0.6%)
Guatemala Government Bond,
4.88%, 2/13/28	1,300		1,376

Honduras (0.2%)
Sovereign (0.2%)
Honduras Government International Bond,
8.75%, 12/16/20	400	428

Hungary (0.5%)
Sovereign (0.5%)
Hungary Government International Bond,
7.63%, 3/29/41	690	1,148

India (0.4%)
Sovereign (0.4%)
Export-Import Bank of India,
3.38%, 8/5/26 (a)	800	822

Indonesia (9.8%)
Sovereign (9.8%)
Indonesia Government International Bond,
4.13%, 1/15/25	2,670	2,848
4.75%, 1/8/26 (a)	1,360	1,502
5.13%, 1/15/45 (a)	1,014	1,213
5.35%, 2/11/49 (b)	1,020	1,306
5.88%, 1/15/24 (a)	1,200	1,353
5.88%, 1/15/24	4,360	4,915
5.95%, 1/8/46 (a)	260	345
7.75%, 1/17/38	1,729	2,593
Pertamina Persero PT,
4.30%, 5/20/23	1,100	1,159
6.45%, 5/30/44 (a)	810	1,046
6.50%, 11/7/48 (a)	1,070	1,408
Perusahaan Listrik Negara PT,
6.15%, 5/21/48 (a)	1,250	1,606
		21,294
Iraq (0.4%)
Sovereign (0.4%)
Iraq International Bond,
6.75%, 3/9/23 (a)	890	913

Jamaica (0.8%)
Sovereign (0.8%)
Jamaica Government International Bond,
7.88%, 7/28/45	350	458
8.00%, 3/15/39	1,010	1,327
		1,785
Jordan (0.4%)
Sovereign (0.4%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)	730	771

Kazakhstan (0.9%)
Sovereign (0.9%)
Kazakhstan Government International Bond,
5.13%, 7/21/25 (a)	520	590

KazMunayGas National Co., JSC,
6.38%, 10/24/48 (a)		1,070	1,332
			1,922
Kenya (0.4%)
Sovereign (0.4%)
Kenya Government International Bond,
8.00%, 5/22/32 (a)		860	904

Lebanon (1.1%)
Sovereign (1.1%)
Lebanon Government International Bond,
6.85%, 3/23/27 - 5/25/29		3,490	2,269

Mexico (11.7%)
Corporate Bond (0.6%)
Orbia Advance Corp SAB de CV,
5.50%, 1/15/48 (a)		1,180	1,190

Sovereign (11.1%)
Banco Nacional de Comercio Exterior SNC,
3.80%, 8/11/26 (a)		2,250	2,281
Mexican Bonos, Series M
7.50%, 6/3/27	MXN	20,315	1,070
Mexico Government International Bond,
3.75%, 1/11/28	$1,410		1,455
4.15%, 3/28/27		2,759	2,927
4.60%, 1/23/46		2,080	2,219
6.05%, 1/11/40		898	1,133
Petroleos Mexicanos,
5.63%, 1/23/46		1,078	923
6.35%, 2/12/48		870	803
6.49%, 1/23/27 (a)		470	491
6.50%, 3/13/27 - 1/23/29		2,700	2,800
6.63%, 6/15/35 - 6/15/38		1,472	1,420
6.84%, 1/23/30 (a)		2,141	2,222
7.69%, 1/23/50 (a)		4,001	4,181
			23,925
			25,115
Nigeria (1.9%)
Corporate Bond (0.5%)
IHS Netherlands Holdco BV,
8.00%, 9/18/27 (a)		1,100	1,126

Sovereign (1.4%)
Nigeria Government International Bond,
6.38%, 7/12/23		530	558
6.50%, 11/28/27 (a)		870	882
7.14%, 2/23/30 (a)		1,020	1,046
9.25%, 1/21/49 (a)		430	481
			2,967
			4,093

Oman (1.1%)
Sovereign (1.1%)
Oman Government International Bond,
6.00%, 8/1/29 (a)	2,290	2,283

Panama (1.7%)
Sovereign (1.7%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)	1,150	1,357
Panama Government International Bond,
3.87%, 7/23/60	350	379
4.00%, 9/22/24	1,434	1,533
8.88%, 9/30/27	278	399
		3,668
Paraguay (1.4%)
Sovereign (1.4%)
Paraguay Government International Bond,
4.63%, 1/25/23 (a)	930	980
4.70%, 3/27/27 (a)	270	293
5.40%, 3/30/50 (a)	660	751
6.10%, 8/11/44 (a)	878	1,071
		3,095
Peru (2.9%)
Corporate Bonds (0.4%)
Banco de Credito del Peru,
2.70%, 1/11/25 (a)	590	591
Union Andina de Cementos SAA,
5.88%, 10/30/21 (a)	310	315
		906
Sovereign (2.5%)
Corporación Financiera de Desarrollo SA,
5.25%, 7/15/29 (a)	978	1,053
Fondo MIVIVIENDA SA,
3.50%, 1/31/23 (a)	491	504
Peruvian Government International Bond,
6.55%, 3/14/37	1,550	2,269
Petroleos del Peru SA,
4.75%, 6/19/32 (a)	1,440	1,582
		5,408
		6,314
Philippines (2.0%)
Sovereign (2.0%)
Philippine Government International Bond,
3.95%, 1/20/40	700	826
9.50%, 2/2/30	2,200	3,584
		4,410
Poland (1.1%)
Sovereign (1.1%)
Republic of Poland Government International Bond,
3.00%, 3/17/23	1,701	1,760

4.00%, 1/22/24	570	618
		2,378
Qatar (3.5%)
Sovereign (3.5%)
Qatar Government International Bond,
4.00%, 3/14/29	1,930	2,141
4.82%, 3/14/49 (a)	3,150	3,906
4.82%, 3/14/49	1,150	1,426
		7,473
Russia (5.0%)
Sovereign (5.0%)
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	5,000	5,276
5.63%, 4/4/42	4,400	5,432
		10,708
Saudi Arabia (2.8%)
Sovereign (2.8%)
Saudi Government International Bond,
4.38%, 4/16/29	2,300	2,587
5.25%, 1/16/50 (a)	2,830	3,530
		6,117
Senegal (0.5%)
Sovereign (0.5%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)	1,140	1,151

South Africa (1.3%)
Sovereign (1.3%)
Eskom Holdings SOC Ltd.,
6.75%, 8/6/23	550	566
7.13%, 2/11/25	1,210	1,249
8.45%, 8/10/28 (a)(b)	840	926
		2,741
Sri Lanka (1.4%)
Sovereign (1.4%)
Sri Lanka Government International Bond,
6.75%, 4/18/28	1,070	1,023
7.55%, 3/28/30 (a)	1,060	1,046
7.85%, 3/14/29 (a)	850	856
		2,925
Turkey (5.0%)
Sovereign (5.0%)
Turkey Government International Bond,
3.25%, 3/23/23	3,100	2,896
4.88%, 4/16/43	1,800	1,448
5.63%, 3/30/21	2,350	2,413
6.35%, 8/10/24	1,400	1,428
6.88%, 3/17/36	1,000	998
7.25%, 12/23/23	1,580	1,674

			10,857
Ukraine (3.8%)
Sovereign (3.8%)
Ukraine Government International Bond,
6.75%, 6/20/26 (a)	EUR	400	471
7.75%, 9/1/23 - 9/1/26	$5,430		5,697
9.75%, 11/1/28 (a)		740	850
9.75%, 11/1/28		1,100	1,263
			8,281
United Arab Emirates (1.4%)
Sovereign (1.4%)
Abu Dhabi Government International Bond,
2.50%, 9/30/29 (a)		1,950	1,940
3.13%, 5/3/26		1,031	1,082
			3,022
Uruguay (0.6%)
Sovereign (0.6%)
Uruguay Government International Bond,
5.10%, 6/18/50		1,125	1,343

Venezuela (0.6%)
Sovereign (0.6%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (c)(d)		15,570	1,362
Total Fixed Income Securities (Cost $196,626)			198,917

	No. of Warrants
Warrants (0.0%)
Nigeria (0.0%)
Central Bank of Nigeria Bond, expires 11/15/20 (e)(f)	2,250	94

Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (e)(f)	5,450	12
Total Warrants (Cost $—)		106

Shares
Short-Term Investments (7.9%)
Securities held as Collateral on Loaned Securities (1.1%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	1,730,000	1,730

	Face Amount (000)
Repurchase Agreements (0.3%)
Barclays Capital, Inc., (2.30%, dated 9/30/19, due 10/1/19; proceeds $118; fully collateralized by a U.S. Government obligation; 3.00% due 5/15/45; valued at $120)	$118	118
HSBC Securities USA, Inc., (1.80%, dated 9/30/19, due 10/1/19; proceeds $96; fully collateralized by U.S. Government obligations; 0.00% due 5/15/23; valued at $98)	96	96
HSBC Securities USA, Inc., (2.35%, dated 9/30/19, due 10/1/19; proceeds $72; fully collateralized by U.S. Government obligations; 0.00% due 11/14/19 - 8/15/27; valued at $73)	72	72
Merrill Lynch & Co., Inc., (2.30%, dated 9/30/19, due 10/1/19; proceeds $368; fully collateralized by U.S. Government obligations; 1.25% - 2.13% due 7/15/20 - 12/31/20; valued at $376)	368	368
		654
Total Securities held as Collateral on Loaned Securities (Cost $2,384)		2,384

Shares
Investment Company (5.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $11,308)	11,307,666	11,308

	Face Amount (000)
Egypt (0.6%)
Sovereign (0.6%)
Egypt Treasury Bills,
15.60%, 3/10/20	EGP	16,375	944
15.95%, 3/10/20	4,825		278
			1,222
Nigeria (1.0%)
Sovereign (1.0%)
Nigeria Treasury Bills,
17.95%, 2/27/20	NGN	194,105	508
18.30%, 2/27/20	235,278		615
19.10%, 2/27/20	435,617		1,140
			2,263
Total Sovereign (Cost $3,452)			3,485
Total Short-Term Investments (Cost $17,144)			17,177
Total Investments (100.0%) (Cost $213,770) Including $3,049 of Securities Loaned (h)(i)(j)			216,200
Liabilities in Excess of Other Assets			(3,019)
Net Assets			$213,181

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2019, were approximately $3,049,000 and $3,016,000, respectively. The Fund received cash collateral of approximately $2.384,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $632,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)                                  Issuer in bankruptcy.

(d)                                 Non-income producing security; bond in default.

(e)                                  Floating or variable rate securities: The rates disclosed are as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(f)                                   Security has been deemed illiquid at September 30, 2019.

(g)                                  The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by approximately $8,000 relating to the Fund’s investment in the Liquidity Funds.

(h)                                 Securities are available for collateral in connection with an open foreign currency forward exchange contract.

(i)                                     The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(j)                                    At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $14,121,000 and the aggregate gross unrealized depreciation is approximately $11,666,000, resulting in net unrealized appreciation of approximately $2,455,000.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at September 30, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	EUR	2,680	$2,963	12/18/19	$25

DOP	—	Dominican Peso
EGP	—	Egyptian Pound
EUR	—	Euro
MXN	—	Mexican Peso
NGN	—	Nigerian Naira

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	85.9%
Corporate Bonds	7.2
Short-Term Investments	6.9
Other**	0.0	***
Total Investments	100.0	%****

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2019.
**	Industries and/or investment types representing less than 5% of total investments.
***	Amount is less than 0.05%.
****	Does not include an open foreign currency forward exchange contract with unrealized appreciation of approximately $25,000.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2019 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service/vendor. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$15,350	$—	$15,350
Sovereign	—	183,567	—	183,567
Total Fixed Income Securities	—	198,917	—	198,917
Warrants	—	106	—	106
Short-Term Investments
Investment Company	13,038	—	—	13,038
Repurchase Agreements	—	654	—	654
Sovereign	—	3,485	—	3,485
Total Short-Term Investments	13,038	4,139	—	17,177
Foreign Currency Forward Exchange Contract	—	25	—	25
Total Assets	$13,038	$203,187	$—	$216,225

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.